Summary of significant accounting policies - Narrative (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jul. 01, 2026 USD ($)	Jul. 01, 2026 CNY (¥)
Subsequent Event [Line Items]
Net loss	$ (23,001)	$ (72,639)
Net cash used in operating activities	127,695	$ 82,006
Current liabilities in excess of current assets	271,385
Long-term debt	$ 127,881
Subsequent Event | Syndicated Acquisition Loan Facility
Subsequent Event [Line Items]
Long-term debt			$ 68,000	¥ 460
Subsequent Event | 2025 Convertible Note Purchase Agreement
Subsequent Event [Line Items]
Convertible notes payable			$ 15,000